Summary of Significant Accounting Policies (Allowance for Doubtful Account) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Allowance for doubtful accounts
Balance at beginning of the year	$ 270	$ 1,252	$ 881
Provision for the year	419	34	420
Bad debt recovery	(16)	(708)	(49)
Written off	(15)	(308)
Balance at end of the year	$ 658	$ 270	$ 1,252